Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Credit losses recorded	$ 0
Allowance for doubtful accounts	0	$ 0
Financial lease liability	0
Unrecognized tax benefits	$ 0	$ 0